Accounts Payable, Accrued Liabilities and Asset Retirement Obligations - Summary of Balance of Accrued Liabilities (Detail) $ in Thousands, $ in Millions	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)
Current liabilities
Direct employee benefits payable	$ 16,673,627		$ 19,713,160
Contingencies	51,079,131		50,766,070
Total	$ 67,752,758	$ 3,425	$ 70,479,230